DEAR FELLOW SHAREHOLDERS:

     Net income for the quarter was $571,400 or $.26 per share. A dividend of $.25 was declared on October 7, 1999, payable October 29, 1999, to holders of record October 22, 1999.

     This has been a bad year for bond investors. We make no excuses, but our fund never has been recommended as a performance vehicle. It has and does continue to offer decent income from a portfolio of excellent quality. That's Excelsior in a nutshell; that may turn out to be a pretty good "nut".

     Now that the millennium is looming it is tempting to make some sort of weighty sounding pronouncement. Everyone else is doing so, and almost any opinion has the merit of being unoriginal.

     We note that it is fashionable to predict a Dow average of 40000, and it is equally "in" to inveigh against the size of our asset bubble. Both beliefs, though mutually exclusive logically, have been supported by highly credentialed commentators.

     We do wonder if the national balance of trade is sustainable forever, but better heads than ours have addressed this question at length. And brevity helps both the writer and reader.

     One approach to the year 2000 has been absent from everything we've read; humor, to fill that regrettable gap we offer a splendid thought from that excellent author Aubrey Mennon:

     "Reality consists of three things: God, human folly and laughter. Since the first two are inscrutable, we must make what we can from the third."

     It is our hope for the years ahead that we all retain the ability to laugh--especially at ourselves! Sincerely,


                                                    /s/ Townsend Brown II

                                                    Townsend Brown II
                                                    Chairman and President

October 7, 1999

Excelsior Income Shares, Inc.

SCHEDULE OF INVESTMENTS
September 30, 1999 (Note 1)

U.S. GOVERNMENT AND FEDERAL                    Moody's
AGENCIES OBLIGATIONS--51.07%                   Rating**      Face Amount        Cost*           Value
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Deb.,
  6%, 4/1/28                                      (1)        $ 2,874,507     $ 2,827,346     $ 2,680,167
Federal National Mortgage Assn., Global Bond,
  8.50%, 2/1/05                                                1,600,000       1,600,000       1,614,448
Government National Mortgage Assn.,
  6%, 7/20/27                                     (1)            448,787         450,961         452,208
  6%, 11/20/28                                    (1)          2,940,566       2,896,917       2,721,164
  7%, 5/15/22                                     (1)            207,412         207,153         203,658
  7%, 4/15/23                                     (1)          2,452,038       2,453,571       2,407,649
  7%, 5/15/23                                     (1)            541,007         539,401         531,213
  7%, 3/15/24                                     (1)          1,215,168       1,202,257       1,193,170
  7%, 7/20/29                                     (1)          3,984,235       3,929,608       3,902,148
  7.50%, 12/15/25                                 (1)            602,749         601,807         604,912
  8%, 8/15/24                                     (1)            744,505         740,433         761,657
  8%, 1/15/25                                     (1)            575,817         556,743         589,083
  8.50%, 7/15/17                                  (1)            563,265         577,611         585,997
  8.50%, 5/15/21                                  (1)            201,652         206,788         209,790
  10%, 1/15/18                                    (1)            496,648         538,940         541,378
U.S. Treasury Bond,
  7.25%, 5/15/16                                  (1)          1,000,000         975,000       1,080,938
                                                             -----------     -----------     -----------
                                                              20,448,356      20,304,536      20,079,580
                                                             -----------     -----------     -----------

BONDS AND NOTES--33.66%
--------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust
  6.64%, 4/17/10                                  Aaa          1,000,000       1,012,969         955,210
DuPont (EI) de Nemours & Co., Notes,
  8.25%, 9/15/06                                  Aa2          1,500,000       1,495,875       1,604,106
Ford Motor Credit
  6.125, 1/9/06                                    A1          2,000,000       1,989,980       1,895,084
KFW International Finance Inc., Notes,
  7.20%, 3/15/14                                  Aaa          2,000,000       1,978,500       2,019,204
Nationslink Funding Corp.
  6.476%, 7/20/08                                 Aaa          1,000,000       1,014,414         961,980
Republic N.Y. Corp., Notes,
  7.75%, 5/15/09                                   A1          1,800,000       1,806,138       1,856,858
Wachovia Corp. Sub. Notes,
  6.375%, 2/1/09                                   A1          2,000,000       1,997,400       1,891,056
Wisconsin Elec. Power Co.,
  7.25%, 8/1/04                                   Aa2          2,000,000       1,988,600       2,051,106
                                                             -----------     -----------     -----------
                                                              13,300,000      13,283,876      13,234,604
                                                             -----------     -----------     -----------
SHORT-TERM HOLDINGS--15.27%
--------------------------------------------------------------------------------------------------------
Dreyfus Government Cash Management Fund                        1,900,000       1,900,000       1,900,000
Federal National Mortgage Assn., Disc. Note
  10/15/99                                                     4,000,000       3,991,942       3,991,942
Fidelity Cash Management Fund                                    108,588         108,588         108,588
                                                             -----------     -----------     -----------
                                                               6,008,588       6,000,530       6,000,530
                                                             -----------     -----------     -----------
TOTAL INVESTMENTS IN SECURITIES                              $39,756,944     $39,588,942     $39,314,714
                                                             -----------     -----------     -----------
                                                             -----------     -----------     -----------

---------------
Percentages are based on total investments.

         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

September 30, 1999 (Note 1)

The aggregate market value at September 30, 1999 for the long-term holdings in terms of Quality Ratings is as follows:

       Rating**          Value           Percent
    ---------------   -----------        -------
    Aaa (1)           $24,015,974          72.09
    Aa2                 3,655,212          10.97
    A1                  5,642,998          16.94
                      -----------        -------
    Total             $33,314,184         100.00
                      -----------        -------
                      -----------        -------

(1) These securities which are issued and/or guaranteed by the U.S. Government or Federal Agencies are not rated but are deemed to be Aaa quality for purposes of this report.

*Based on cost for Federal income tax purposes:

    Aggregate gross unrealized
      appreciation                    $   454,288
    Aggregate gross unrealized
      depreciation                       (728,516)
                                      -----------
  Net unrealized appreciation         ($  274,228)
                                      -----------
                                      -----------
Cost for Federal Income Tax
Purposes                              $39,588,942
                                      -----------
                                      -----------
**Credit ratings are unaudited.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1999

ASSETS:
------------------------------

Investments (Note 1) in securities
  at value (identified
  cost $39,588,942):
  U.S. Government and
    Federal Agencies
    obligations         $20,079,580
  Bonds and notes        13,234,604
  Short-term holdings     6,000,530
                        -----------
    Total Investments                 $39,314,714
Cash                                        5,280
Interest receivable                       304,751
Prepaid expenses                              266
                                      -----------
    Total Assets                       39,625,011
                                      -----------

LIABILITIES:
------------------------------

Accrued advisory fee (Note 3)              50,774
Accrued operating expenses                 50,020
                                      -----------
    Total Liabilities                     100,794
                                      -----------
Net Assets                            $39,524,217
                                      -----------
                                      -----------
  NET ASSETS consist of:
  Undistributed net investment
    income                            $   531,098
  Accumulated net realized losses
    from investment transactions         (254,999)
  Unrealized appreciation on
    investments                          (274,228)
  Capital shares (Note 5)                  21,781
  Additional paid-in capital           39,500,565
                                      -----------
                                      $39,524,217
                                      -----------
                                      -----------
Net Asset Value per share
  ($39,524,217 / 2,178,091 shares)         $18.14
                                      -----------
                                      -----------

         The accompanying notes are an integral part of this statement.

Excelsior Income Shares, Inc.

STATEMENT OF OPERATIONS
for the nine months ended September 30, 1999
(Note 1)

INVESTMENT INCOME:
------------------------------

INCOME--Interest                           $ 1,986,867
EXPENSES:
  Investment advisory fee      $142,860
  Directors' fees and expenses   24,580
  Officer's salary               30,399
  Postage and printing           22,909
  Professional fees              25,079
  Insurance                      17,514
  Transfer agent and
    registrar fees                8,642
  The New York Stock
    Exchange, Inc.--annual fee
     11,893
  Miscellaneous                  21,412
                             ----------
  Total expenses                               305,288
                                           -----------
  Investment Income--Net                     1,681,579
                                           -----------

REALIZED GAIN AND UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS--NET:
------------------------------

Realized gain from security
  transactions
  (excluding short-term securities):
  Proceeds from sales        $8,955,622
  Cost of sales               8,864,238
                             ----------
    Net realized gain                           91,384
Unrealized appreciation
  (depreciation)
  on investment securities:
  Beginning of period         1,824,564
  End of period                (274,228)
                             ----------
  Change in unrealized
    appreciation--net                       (2,098,792)
                                           -----------
Net realized gain and change
  in unrealized appreciation
  (depreciation) on investments             (2,007,408)
                                           -----------
Net decrease in Net Assets
  Resulting from Operations                ($  325,829)
                                           -----------
                                           -----------

STATEMENT OF CHANGES IN NET ASSETS

                              For the
                               nine          For the
                              months          year
                               ended          ended
                             Sept. 30,      Dec. 31,
                               1999           1998
                            -----------    -----------
INCREASE (DECREASE)
IN NET ASSETS:
-----------------------

Operations:
 Investment income--
  net (Note 1)              $ 1,681,579    $ 2,314,162
 Realized gain on
  investments--net
  (Note 2)                       91,384         29,104
 Change in unrealized
  appreciation--net          (2,098,792)       487,983
                            -----------    -----------
 Net increase
  (decrease)
  in net assets
  resulting from
  operations                   (325,829)     2,831,249
 Dividends to share-
  holders from:
  Investment income--
  net                        (1,092,433)    (2,251,982)
 Cost of shares
  purchased pursuant to
  Section 23 of the
  Investment Company
  Act of 1940 (Note 5)         (126,619)            --
                            -----------    -----------
 Total increase
  (decrease) in net
  assets                     (1,544,881)       579,267

NET ASSETS:
-----------------------

 Beginning of period         41,069,098     40,489,831
                            -----------    -----------
 End of period
  (including
  undistributed
  (overdistributed) net
  investment income of
  $531,098 and
  ($57,285) in 1999 and
  1998, respectively)       $39,524,217    $41,069,098
                            -----------    -----------
                            -----------    -----------

        The accompanying notes are an integral part of these statements.

Excelsior Income Shares, Inc.

FINANCIAL HIGHLIGHTS

                                   For the nine
                                     months                               For the year ended
                                     ended          ---------------------------------------------------------------
                                    9/30/99           1998             1997             1996             1995
                                   ------------     ------------     ------------     ------------     ------------
Per Share Operating
  Performance:
Net asset value, beginning of
  period                             $  18.78          $18.52           $18.23           $18.94           $16.87
                                     --------          ------           ------           ------           ------
  Net investment income                   .77            1.06             1.08             1.11             1.14
  Net gain (loss) on securities
     (realized and unrealized)           (.92)            .23              .38             (.64)            2.05
                                     --------          ------           ------           ------           ------
Total from investment
  operations                             (.15)           1.29             1.46              .47             3.19
                                     --------          ------           ------           ------           ------
Less Dividends and
  Distributions:
Dividends from net investment
  income                                 (.50)          (1.03)           (1.17)           (1.18)           (1.12)
Distribution from realized
  gains on investments                     --              --               --               --               --
                                     --------          ------           ------           ------           ------
Total dividends and
  distributions                          (.50)          (1.03)           (1.17)           (1.18)           (1.12)
                                     --------          ------           ------           ------           ------
  Treasury stock transaction              .01              --              .00               --               --
                                     --------          ------           ------           ------           ------
Net asset value, end of period       $  18.14          $18.78           $18.52           $18.23           $18.94
                                     --------          ------           ------           ------           ------
                                     --------          ------           ------           ------           ------
Market value per share, end of
  period                             $ 15.438          $16.56           $16.75           $15.75           $16.00
                                     --------          ------           ------           ------           ------
                                     --------          ------           ------           ------           ------

Total Investment Return:
Based on market value per share         (3.86%)          5.55%           14.51%            5.68%           17.04%
Ratios To Average Net Assets:
Expenses                                 0.76%           0.97%            1.08%            1.07%            1.08%
Net investment income                    4.18%           5.62%            5.89%            6.02%            6.26%
Supplemental Data:
Net assets at end of period
  (000 omitted)                      $ 39,524        $ 41,069         $ 40,490         $ 39,887         $ 41,452
Portfolio turnover rate                 15.92%          15.88%            2.91%            5.50%           25.07%

         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS
September 30, 1999
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Excelsior Income Shares, Inc. (the "Company") was incorporated on March 16, 1973 and commenced operations on May 15, 1973. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The significant accounting policies of the Company, which are in conformity with generally accepted accounting principles, are as follows:

     a) Investments--Security transactions are recorded as of the trade date. Investments owned at September 30, 1999, are reflected in the accompanying financial statements at value. Valuations of the Company's investments are supplied by a pricing service approved by the Board of Directors or by dealers who regularly trade in the security being valued. Short-term holdings are carried at cost plus accrued interest, which approximates value.

     The difference between cost and value is reflected separately as unrealized appreciation (depreciation) of investments.

     The cost basis of bonds is not adjusted for amortization of premiums or accretion of discounts, except for original issue discount which is accreted.

     Realized gains and losses on security transactions are determined on the basis of identified cost.

     b) Federal Income Taxes--No provision for Federal income taxes has been made in the accompanying financial statements since the Company intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute to its shareholders substantially all of its net investment income and net realized capital gains, if any. For Federal income tax purposes the Company has capital loss carryforwards of $254,999 expiring on December 31, 2003, available to offset future capital gains, if any.

     c) Investment Income Recognition--The Company records interest and expenses on the accrual basis.

     d) Dividend Distributions--The Company records dividend distributions to shareholders as of the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes. The effect of these differences for the year ended December 31, 1998 is an increase in undistributed net investment income of $13,363, a decrease in accumulated net realized loss of $13,363.

     e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(2) DISTRIBUTIONS:

Realized gains from security transactions to the extent they exceed accumulated net realized losses are distributed to shareholders in the succeeding year.

(3) RELATED PARTY TRANSACTIONS:

Under an investment advisory agreement, United States Trust Company of New York (the "Advisor") furnishes investment advisory services to and performs certain administrative functions for the Company. Quarterly fees for such services are based on the net assets of the Company, as of the close of the last business day of each

Excelsior Income Shares, Inc.
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 1999
--------------------------------------------------------------------------------

quarter, at the annual rate of 0.5% of the first $100,000,000 of such net assets, and at reduced rates thereafter.

     The investment advisory agreement also provides that the Advisor will reimburse the Company for all expenses (excluding interest, taxes, brokerage commissions and certain other expenses, if any) borne by the Company in any calendar year in excess of 1.5% of the first $30,000,000 of annual average net assets, and 1% of annual average net assets in excess of $30,000,000.

     Each director who is not an employee of United States Trust Company of New York, receives from the Company an annual fee of $5,000, an attendance fee of $300, and $100 for each audit committee meeting attended.

     Two officers of the Company are officers of United States Trust Company of New York.

     Mr. Alexander R. Powers, has been principal Investment Advisor since August 1997. Mr. Powers has been a managing director of the Fixed Income Division of United States Trust Company of New York since March 1998 and was Senior Vice President from August 1997 to March 1998.

(4) PURCHASES AND PROCEEDS FROM SALES OF SECURITIES:

For the period ended September 30, 1999, purchases and proceeds from sales of securities other than short-term United States Government and Federal Agencies obligations aggregated $2,027,382 and $-0-, respectively. Purchases and proceeds from sales of United States Government and Federal Agencies obligations aggregated $6,871,055 and $8,955,622, respectively.

(5) CAPITAL STOCK:

At September 30, 1999, 2,186,391 shares of $.01 par value common stock (15,000,000 shares authorized) were outstanding.

     Pursuant to Section 23 of the Investment Company Act of 1940, the Company may in the future purchase shares of Excelsior Income Shares, Inc. Common Stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Company. Nothing herein shall be considered a commitment to purchase such shares. For the year ended December 31, 1997 the Company purchased 2,000 shares in the open market at a cost of $30,805. For the period ended September 30, 1999, the Company purchased 8,300 shares in the open market at a cost of $126,619.

ADDITIONAL INFORMATION:

YEAR 2000:

Like other investment companies, financial and business organizations and individuals around the world, the Company could be affected adversely if the computer systems used by the Investment Adviser and the Company's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Investment Adviser and the Company's other service providers have informed the Company that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Company as a result of the Year 2000 Problem.

EXCELSIOR INCOME SHARES, INC.
114 W. 47th Street, 8th Floor
New York, NY 10036-1532
(212) 852-3732

DIRECTORS

Townsend Brown II
Edwin A. Heard
James J. O'Leary
John H. Reilly
Perry W. Skjelbred
Philip J. Tilearcio
Kenneth G. Walsh

OFFICERS

Townsend Brown II, Chairman,
President, Chief Executive Officer
Robert D. Cummings
Secretary and Treasurer
Robert R. Johnson
Assistant Treasurer
  and Assistant Secretary

INVESTMENT ADVISOR

United States Trust Company
  of New York
114 West 47th Street
New York, NY 10036-1532

TRANSFER AGENT REGISTRAR & CUSTODIAN

The Chase Manhattan Bank, N.A.
Customer Services
4 New York Plaza, 6th Floor
New York, NY 10043
(800) 257-2356

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1301 Avenue of the Americas
New York, NY 10019

Listed on N.Y. Stock Exchange--Symbol EIS

A "Closed-End Bond Funds" table, which includes current data on Excelsior, is published weekly by The Wall Street Journal and The New York Times.

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                                    [LOGO]

                                   Excelsior
                                 Income Shares,
                                      Inc.

                                Quarterly Report
                               September 30, 1999

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